Stock Award	12 Months Ended
Dec. 31, 2025
Stock Award [Abstract]
STOCK AWARD

NOTE 21 - STOCK AWARD

In connection with the appointment of Mr. Henry Yu as a member of the Board of Directors (the “Board”), the Board authorized the Company to compensate Mr. Henry Yu with 5,000 shares of Company’s restricted Ordinary Shares every six months as compensation, beginning in July 2011.

As compensation for Mr. Jerry Lewin’s services as a member of the Board, the Board authorized the Company to compensate Mr. Jerry Lewin with 5,000 shares of Company’s restricted Ordinary Shares every six months, beginning in August 2011.

As compensation for Ms. Kewa Luo’s services as the Company’s investor relation officer, the Board authorized the Company to compensate Ms. Kewa Luo with 2,500 shares of the Company’s Ordinary Shares every three months, beginning in September 2013.

On May 15, 2020, the Board appointed Mr. Jehn Ming Lim as the Chief Financial Officer. Mr. Lim was entitled to receive 6,000 shares of the Ordinary Shares annually, which shall be issuable evenly on each six-month anniversary hereof. Mr. Lim was entitled to receive 10,000 shares of the Ordinary Shares per year, which shall be issuable evenly on each six-month anniversary as per the renewed contract effective on May 15, 2023.

On January 10, 2023, the Board appointed Dr. Xueqin Dong as the Chief Executive Officer, Dr. Dong was entitled to receive 20,000 shares of the Ordinary Shares annually. On October 10, 2024, Dr. Xueqin Dong was elected to be the Chairman of the Board and was no longer the Chief Executive Officer of the Company.

The fair value of stock awards with service conditions is determined based on the closing price of the Ordinary Shares on the date the shares are granted. The compensation costs for awards of Ordinary Shares are recognized over the requisite service period.

On May 10, 2022, the Company granted 238,600 shares of Ordinary Shares to certain management members and employees as compensation for their past services under the 2008 Plan. On April 29, 2023, May 5, 2023 and July 1, 2023 the Company granted 588,019 shares of Ordinary Shares to certain management members and employees as compensation for their past services under the 2008 Plan. On June 18, 2024, the Company granted 500,000 shares of Ordinary Shares to certain management members and employees as compensation for their past services under the 2008 Plan. On August 8, 2025, the Company granted 500,000 shares of Ordinary Shares to certain management members and employees as compensation for their past services under the 2008 Plan.

On March 13, 2023, Kandi Technologies entered into an Equity Incentive Agreement (the “Equity Incentive Agreement”) with Pan Guoqing (the “Receiving Party”), who is the representative of the project management team of the project of crossover golf carts of Kandi Electric Vehicles (Hainan) Co., Ltd. (“Kandi EV Hainan”), a wholly owned subsidiary of the Company organized under the laws of the People’s Republic of China. The Receiving Party originally led the management team of golf crossover project of Hainan Kandi Holding New Energy Technology Co., Ltd. (“Hainan Kandi Holding”), a company organized under the laws of the People’s Republic of China. The Receiving Party and its management team has agreed to be employed as management team of Kandi EV Hainan, responsible for the operation of the golf crossover project of Kandi EV Hainan and stop production and operation of Hainan Kandi Holding’s business.

Pursuant to the Equity Incentive Agreement, for the next three calendar years ending in December 31, 2025 (the “Incentive Period”), the Company will provide equity incentives to the Receiving Party, subject to the Receiving Party meeting certain performance milestones in its role as the management team of the golf crossover project (the “Crossover Project”) of Kandi EV Hainan. The performance milestones are measured in terms of the net profit of the Crossover Project after deducting relevant operating costs and income taxes, excluding various incentives, allowances and rebates, among others, and shall be audited and confirmed by the third-party auditor designated by the granting party, or the Company. The net profit target (the “Net Profit Target”) for the Incentive Period is RMB 150 million (approximately $21,719,613), with an annual net profit target (the “Annual Net Profit Target”) of RMB 50 million (approximately $7,239,871). Should the Receiving Party meet or exceed the Net Profit Target over the Incentive Period, the Company will issue to the Receiving Party as incentive compensation up to a maximum of 5,957,811 shares (the “Maximum Equity Awards”) of the Company’s Ordinary Shares (the “Award Shares”) under the Company’s 2008 Omnibus Long-Term Incentive Plan, as amended (the “2008 Plan”). The amount of Award Shares issued within each calendar year of the Vesting Period is adjusted based on the net profit of the Crossover Project within that calendar year. If the net profit for every of the three calendar years is below 60% of the Annual Net Profit Target, the Receiving Party will receive no Equity Awards. If the net profit of every of the three calendar years is at or above the Annual Net Profit Target, the Receiving Party will receive the Maximum Equity Awards, with higher performance resulting in receiving the Equity Awards earlier. If the net profit of every of the three calendar years falls between 60% of the Annual Net Profit Target and the Annual Net Profit Target, the Receiving Party will receive an amount of Equity Awards below the Maximum Equity Awards. On August 28, 2023, both parties agreed to issue 5,957,811 shares ahead of the original timeline due to the good performance achieved from January to July 2023. These shares are Restricted Shares under the 2008 Plan, to be to be vested upon the achievement of certain performance targets.

The Receiving Party has no relationship with the Company other than as described above.

On September 18, 2023, the Company issued a total of 5,957,811 Restricted Shares under the 2008 Plan but have not been vested to the relevant members of the project management team. For the year ended December 31, 2023, the Annual Net Profit Target of the Crossover Project was met. Accordingly, 1,985,937 shares of Kandi’s restricted Ordinary Shares were vested to the Receiving Party. For the year ended December 31, 2024, the Annual Net Profit Target of the Crossover Project was met. Accordingly, 1,985,937 shares of Kandi’s restricted Ordinary Shares will be vested to the Receiving Party. For the year ended December 31, 2025, the Annual Net Profit Target of the Crossover Project was met. Accordingly, 1,985,937 shares of Kandi’s restricted Ordinary Shares will be vested to the Receiving Party.

On March 19, 2025, the Board of the Company approved by unanimous written consent, a certain 2025-2034 Long-Term Incentive Plan (the “Executive Plan”), for the purpose of motivating the management.

Under the Executive Plan, the Company may grant equity awards to key members of the management team based on two distinct performance metrics: (i) financial performance, as measured by metrics such as market capitalization and results of operation; and (ii) strategic or operational objectives, which may include milestones related to market expansion, product development, or successful execution of long-term corporate initiatives. This dual-metric structure is designed to align management’s interests with both short-term financial outcomes and the Company’s broader strategic vision, while fostering accountability and sustained value creation.

Based on the Executive Plan, such restricted shares (the “Management Incentive Shares”) may be issued in two parts:

●	Part I – Financial Performance Award: the Financial Performance Award is comprised of a total 10,257,072 shares, equally divided among 12 separate tranches, that are each equivalent to 1% of the issued and outstanding shares of Kandi BVI’s ordinary shares at the time of grant. Each of the 12 vesting tranches of the Financial Performance Award will vest upon certification by the Board that both (i) the market capitalization milestone for such tranche, and (ii) the operational milestone focused on revenue or the operational milestone focused on profitability for such tranche, has been met.

●	Part II – Strategic Operational Award: during the period when this Executive Plan is effective, equity awards shall also be granted upon the achievement of specific strategic or operational business milestones. These may include, without limitation: (i) the establishment or execution of defined strategic partnerships; and/or

(ii) the attainment of cumulative sales targets as determined and approved by the Board.

●	Part III: the Company will grant to the Chief Executive Officer certain stock option to purchase up to 854,756 shares of the Company’s ordinary shares, which is equivalent to 1% of the Company’s total outstanding ordinary shares as of December 31, 2024), at an exercise price equal to the closing price of the Company’s Ordinary Shares on the trading day immediately preceding the date of Board approval. The options shall vest in three equal annual installments over a three-year period, commencing from the date Mr. Chen assumes the role of Chief Executive Officer.

Any Management Incentive Shares issued as Financial Performance Award or Strategic Operational Award will be subject to a lock-up period of one year from the date of issuance.

In establishing the operational milestones, the Board carefully considered a variety of factors, including the Company growth trajectory and internal growth plans and the historical performance of peer companies in the EV space. These benchmarks refer to results of operation and market capitalization multiples, which were then used to inform the specific operational targets that aligned with the Company’s plans for future growth. Nevertheless, the Board considers each of the market capitalization and operational milestones to be challenging hurdles.

The above description of the Executive Plan is not complete and is subject to, and qualified in its entirety by, the full text of the Executive Plan, a copy of which is attached hereto as Exhibit 4.28 to this Annual Report on Form 20-F and the contents of which are incorporated by reference herein.

On March 19, 2025, stock option to purchase 854,756 shares, as described within Part III above, have been issued in full to the Company’s Chief Executive Officer.

On September 4, 2025, an aggregate of 641,067 stock award has been issued under Part II, as described above.

For the years ended December 31, 2025, 2024 and 2023, the Company recognized $6,095,432, $5,530,081 and $6,500,743 of employee stock award expenses for stock compensation and annual incentive award under the 2008 Plan paid to Board members, management under General and Administrative Expenses, respectively.